                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:


   /s/ Sheldon Brody        New York, NY

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

     Number of other Included Managers:            3
     Form 13F Information Table Entry Total       78
     Form 13F Information Table Value Total: 668,558

List of Other Included Managers:

     No.      13F File No.      Name

     01     28-5534          Centurion Advisors, L.P.
     02     28-5414          Centurion Investment Group, L.P.
     03     28-7106          Centurion Investors, LLC


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                          FORM 13F INFORMATION TABLE

Raiff Partners, Inc.
28-5866

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ -----------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
Abercrombie & Fitch Co. Cl. A       COM         002896207    22,176   720,000  SH     DEFINED  01 02 03     720,000
Alliant Techsystems Inc.            COM         018804104     1,530    15,000  SH     DEFINED  01 02 03      15,000
AmeriCredit Corp.                   COM         03060R101       570    15,000  SH     DEFINED  01 02 03      15,000
Annaly Mortgage Management          COM         035710409       425    25,000  SH     DEFINED  01 02 03      25,000
Anthem                              COM         03674B104    21,301   370,000  SH     DEFINED  01 02 03     370,000
Anthracite Capital                  COM         037023108       460    40,000  SH     DEFINED  01 02 03      40,000
AT&T Wireless Group                 COM         001957406       179    20,000  SH     DEFINED  01 02 03      20,000
Banc One Corp.                      COM         06423A103    19,428   465,000  SH     DEFINED  01 02 03     465,000
Bank Of America Corp.               COM         060505104    17,345   255,000  SH     DEFINED  01 02 03     255,000
Boeing Company                      COM         097023105    16,646   345,000  SH     DEFINED  01 02 03     345,000
Bunge Ltd.                          COM         115657108     4,330   200,000  SH     DEFINED  01 02 03     200,000
Capstead Mtg. Corp.                 COM         14067E506        97     5,000  SH     DEFINED  01 02 03       5,000
Carnival Corp.                      COM         143658102     3,265   100,000  SH     DEFINED  01 02 03     100,000
Chemed Corp.                        COM         163596109     2,301    61,600  SH     DEFINED  01 02 03      61,600
Citigroup Inc.                      COM         172967101    16,837   340,000  SH     DEFINED  01 02 03     340,000
City National Corp.                 COM         178566105     2,631    50,000  SH     DEFINED  01 02 03      50,000
ConAgra, Inc.                       COM         205887102     7,816   322,300  SH     DEFINED  01 02 03     322,300
Dow Chemical Co.                    COM         260543103     6,511   199,000  SH     DEFINED  01 02 03     199,000
EDO Corp.                           COM         281347104       405    15,000  SH     DEFINED  01 02 03      15,000
Everest Reinsurance Holdings, Inc.  COM         299808105     6,587    95,000  SH     DEFINED  01 02 03      95,000
First Republic Bank                 COM         336158100     7,270   256,000  SH     DEFINED  01 02 03     256,000
Fleet Boston Financial Corp.        COM         339030108     4,900   140,000  SH     DEFINED  01 02 03     140,000
Fleetwood Enterprises               COM         339099103       432    40,000  SH     DEFINED  01 02 03      40,000
FloridaFirst Bancorp                COM         343258109     1,830   100,000  SH     DEFINED  01 02 03     100,000
Footlocker Inc.                     COM         344849104     1,451    89,700  SH     DEFINED  01 02 03      89,700
Ford Motor Company                  COM         345370100    16,572 1,005,000  SH     DEFINED  01 02 03   1,005,000
Gap Inc.                            COM         364760108     2,707   180,000  SH     DEFINED  01 02 03     180,000
General Dynamics Corp               COM         369550108    23,488   250,000  SH     DEFINED  01 02 03     250,000
General Mills                       COM         370334104    26,379   540,000  SH     DEFINED  01 02 03     540,000
Goodrich (B.F.) Co                  COM         382388106     3,164   100,000  SH     DEFINED  01 02 03     100,000
Hudson United Bancorp               COM         444165104     5,249   165,000  SH     DEFINED  01 02 03     165,000
IHOP Corp.                          COM         449623107       455    13,500  SH     DEFINED  01 02 03      13,500
Kellogg Co.                         COM         487836108     2,686    80,000  SH     DEFINED  01 02 03      80,000
Keycorp, Inc.                       COM         493267108    11,510   431,900  SH     DEFINED  01 02 03     431,900
Kimberly-Clark Corp                 COM         494368103     3,233    50,000  SH     DEFINED  01 02 03      50,000
Kraft Foods                         COM         50075N104    20,678   535,000  SH     DEFINED  01 02 03     535,000
La Quinta Corp.                     COM         50419U202     2,860   400,000  SH     DEFINED  01 02 03     400,000
Lehman Brothers Holdings Inc.       COM         524908100    20,038   310,000  SH     DEFINED  01 02 03     310,000
Limited Inc                         COM         532716107    17,095   955,000  SH     DEFINED  01 02 03     955,000
LNR Property                        COM         501940100     2,806    80,000  SH     DEFINED  01 02 03      80,000
Lockheed Martin Corporation         COM         539830109     2,879    50,000  SH     DEFINED  01 02 03      50,000
Loews Corp                          COM         540424108     1,037    17,700  SH     DEFINED  01 02 03      17,700
Loews Corp - Carolina Group         COM         540424207     2,999   100,000  SH     DEFINED  01 02 03     100,000
Maytag Corp.                        COM         578592107     2,651    59,900  SH     DEFINED  01 02 03      59,900
MetLife, Inc.                       COM         59156R108    16,695   530,000  SH     DEFINED  01 02 03     530,000
Moog Inc.-CL A                      COM         615394202     3,894    122,000 SH     DEFINED  01 02 03     122,000
National City Corp.                 COM         635405103     8,444   274,500  SH     DEFINED  01 02 03     274,000
Neiman Marcus Group - Cl A          COM         640204202    10,680   310,000  SH     DEFINED  01 02 03     310,000
Neuberger & Berman                  COM         641234109     1,640    35,000  SH     DEFINED  01 02 03      35,000
Northrop Grumman Corporation        COM         666807102    31,880   282,000  SH     DEFINED  01 02 03     282,000
Old Republic Intl Corp              COM         680223104    11,209   350,600  SH     DEFINED  01 02 03     350,600
Orbital Sciences Corp.              COM         685564106       315    60,200  SH     DEFINED  01 02 03      60,200
PartnerRe, Ltd.                     COM                        8605   158,000  SH     DEFINED  01 02 03     158,000
Paxson Communications               COM         704231109     1,260   115,000  SH     DEFINED  01 02 03     115,000
Philip Morris                       COM         718154107    16,591   315,000  SH     DEFINED  01 02 03     315,O00
Phillips- Van Heusen                COM         718592108     3,386   240,000  SH     DEFINED  01 02 03     240,000
Principal Financial Group           COM         74251v102       886    35,000  SH     DEFINED  01 02 03      35,000
Prudential Financial Inc.           COM         749320102     7,763   250,000  SH     DEFINED  01 02 03     250,000
Pulte Homes Inc                     COM         745867101     9,092   190,000  SH     DEFINED  01 02 03     190,000
R.J. Reynolds Tobacco Holdings      COM         76182K105    25,809   398,600  SH     DEFINED  01 02 03     398,600
Ralcorp Holdings, Inc.              COM         751025107       430    15,800  SH     DEFINED  01 02 03      15,800
Raytheon Co.                        COM         755111101    33,045   805,000  SH     DEFINED  01 02 03     805,000
Rockwell Collins Inc.               COM         197677107    10,360   410,800  SH     DEFINED  01 02 03     410,800
Royal Caribbean Criuses, Ltd.       COM         V7780T103     1,240    55,000  SH     DEFINED  01 02 03      55,000
Sara Lee Corp.                      COM         803111103    14,324   690,000  SH     DEFINED  01 02 03     690,000
Sears, Roebuck and Co               COM         812387108    25,635   500,000  SH     DEFINED  01 02 03     500,000
Sensient Technologies Corp.         COM         81725T100     4,604   200,000  SH     DEFINED  01 02 03     200,000
St. Paul Companies                  COM         792860108     7,336   160,000  SH     DEFINED  01 02 03     160,000
Starwood Hotels & Resorts Worldwide COM         85590A203     1,222    32,500  SH     DEFINED  01 02 03      32,500
Supervalue Inc.                     COM         868536103     1,032    40,000  SH     DEFINED  01 02 03      40,000
Timberland Co Cl A                  COM         887100105       249     5,900  SH     DEFINED  01 02 03       5,900
Titan Corp.                         COM         888266103       826    40,000  SH     DEFINED  01 02 03      40,000
Travelers Property & Casualty       COM         89420G109    20,000 1,000,000  SH     DEFINED  01 02 03   1,000,000
Tricon Global Restaurants           COM         895953107    29,390   500,000  SH     DEFINED  01 02 03     500,000
United Defense Industries, Inc.     COM         91018B104     5,360   200,000  SH     DEFINED  01 02 03     200,000
Universal Health Realty             COM         91359E105     4,552   189,500  SH     DEFINED  01 02 03     189,500
Wendy's International, Inc.         COM         950590109    10,886   311,200  SH     DEFINED  01 02 03     311,200
Wilmington Trust Corp               COM         971807102     4,712    70,000  SH     DEFINED  01 02 03      70,000
